Significant Accounting Policies - Summary Financial Information of VIEs and their Subsidiaries (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)
Variable Interest Entity [Line Items]
Cash and cash equivalents	¥ 760,710	¥ 1,402,226		$ 116,584
Short-term investments	517,815	217,640		79,359
Prepaid expenses and other current assets	117,637	180,881		18,028
Total current assets	1,554,254	2,044,194		238,200
Right-of-use assets	488,877	598,991		74,924
Total non-current assets	1,706,640	1,924,508		261,555
TOTAL ASSETS	3,260,894	3,968,702		499,755
Accrued expenses and other current liabilities	607,789	435,225		93,149
Deferred revenue, current (including deferred revenue, current of the consolidated VIEs without recourse to Sunlands Technology Group of RMB1,162,938 and RMB435,254 as of December 31, 2019 and 2020, respectively)	1,463,165	1,670,076		224,240
Lease liabilities, current	30,702	40,236		4,705
Total current liabilities	2,195,696	2,239,577		336,506
Deferred revenue, non-current (including deferred revenue, non-current of the consolidated VIEs without recourse to Sunlands Technology Group of RMB1,096,482 and RMB468,577 as of December 31, 2019 and 2020, respectively)	1,561,278	1,558,694		239,276
Lease liabilities, non-current	532,538	616,246		81,615
TOTAL LIABILITIES	4,473,021	4,707,065		$ 685,522
Net revenues	1,042,693	2,049,461	¥ 1,973,985
Net income/(loss)	(446,621)	590,728	393,063
Net cash generated from/(used in) operating activities	(1,663,110)	(480,084)	1,448,005
Net cash (used in)/generated from investing activities	(214,045)	522,104	(315,198)
Net cash generated from financing activities			¥ 8,018
VIEs
Variable Interest Entity [Line Items]
Cash and cash equivalents	59,929	69,539
Short-term investments	227,560	38,990
Prepaid expenses and other current assets	55,493	106,568
Total current assets	379,715	284,887
Right-of-use assets	310,946	340,302
Total non-current assets	687,722	776,783
TOTAL ASSETS	1,067,437	1,061,670
Accrued expenses and other current liabilities	175,900	209,727
Deferred revenue, current (including deferred revenue, current of the consolidated VIEs without recourse to Sunlands Technology Group of RMB1,162,938 and RMB435,254 as of December 31, 2019 and 2020, respectively)	435,254	1,162,938
Lease liabilities, current	15,833	22,659
Total current liabilities	626,987	1,395,324
Deferred revenue, non-current (including deferred revenue, non-current of the consolidated VIEs without recourse to Sunlands Technology Group of RMB1,096,482 and RMB468,577 as of December 31, 2019 and 2020, respectively)	468,577	1,096,482
Lease liabilities, non-current	340,763	358,467
TOTAL LIABILITIES	¥ 1,439,665	¥ 2,854,823